Investment in Associate - Disclosure of Significant Changes in Carrying Amount of Investment Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Reclassification of retained interest in Solaris (note 5(d))	$ (11,570)
Solaris
Disclosure of associates [line items]
Beginning Balance	22,287	$ 7,162
Shares acquired		12,480
Dilution gain		8,033
Share of net income (loss)	(3,399)	(5,388)
Carrying value of investment sold (note 5(d))	(7,318)
Ending Balance	0	22,287
i-80 Gold Corp.
Disclosure of associates [line items]
Beginning Balance	0
Shares acquired	40,111
Dilution gain	2,067
Share of net income (loss)	4,134
Ending Balance	125,313	$ 0
i-80 Gold Corp. | Premier Gold Mines Limited
Disclosure of associates [line items]
Shares acquired	$ 79,001